Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Concentrations
Schedule of suppliers accounted for 10% or more of total purchases and its outstanding balance of accounts payable

	Total purchases from vendor to total purchases
	for the year ended December 31,
Vendor	2020	2019	2018
Vendor A	33%	—%	—%
Vendor B	13%	12%	—%

	Accounts payable to the
	vendor as of December 31,
Vendor	2020	2019
Vendor A	$2,918	$—
Vendor B	$368	$257